COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Apr. 30, 2022	Oct. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

8. COMMITMENTS AND CONTINGENCIES

Atachbarian

On November 15, 2021, a purported stockholder of the Company commenced an action against the Company and certain of its directors in the U.S. District Court for the District of New Jersey, entitled Atachbarian v. Advaxis, Inc., et al., No. 3:21-cv-20006. The plaintiff alleges that the defendants breached their fiduciary duties and violated Section 14(a) and Rule 20(a) of the Securities Exchange Act of 1934 and Rule 14a-9 promulgated thereunder by allegedly failing to disclose certain matters in its Registration Statement on Form S-4 (Commission File No. 333-259065 (the “Registration Statement”) filed in connection with a proposed merger with Biosight Ltd. (the “Previously Proposed Merger”). On December 15, 2021, pursuant to an understanding reached with the plaintiff, the Company made certain other additional disclosures that mooted the demands asserted in the complaint. On December 17, 2021, the plaintiff filed a notice of voluntary dismissal with prejudice. On February 7, 2022, the Company and the plaintiff reached a settlement agreement, which is recorded in general and administrative expenses in the condensed consolidated statement of operations.

Purported Stockholder Claims Related to Biosight Transaction

Between September 16, 2021, and November 4, 2021, the Company received demand letters on behalf of six purported stockholders of the Company, alleging that the Company failed to disclose certain matters in the Registration Statement, and demanding that the Company disclose such information in a supplemental disclosure filed with the SEC. On October 14, 2021, the Company filed an amendment to the Registration Statement and on November 8, 2021, the Company made certain other additional disclosures that mooted the demands asserted in the above-referenced letters. The six plaintiffs have made settlement demands and the plaintiffs and the company have reached settlements in principle to resolve all six demands, which is recorded in general and administrative expenses in the condensed consolidated statement of operations.

In addition, the Company received certain additional demands from stockholders asserting that the proxy materials filed by the Company in connection with the Previously Proposed Merger contained alleged material misstatements and/or omissions. Certain stockholders also demanded books and records of the Company pursuant to Delaware law. In response to these demands, the Company agreed to make, and did make, certain supplemental disclosures to the proxy materials. The stockholder has made a settlement demand. At this time, the Company is unable to predict the likelihood of an unfavorable outcome.

Purported Stockholder Claims Related to Series D Convertible Preferred Stock Offering

On February 17, 2022, the Company received a letter on behalf of a purported stockholder of the Company, demanding certain books and records pursuant to Delaware law regarding the proposed issuance of super voting preferred stock. The Company agreed to provide certain books and records to the stockholder and agreed to make, and did make, a supplemental disclosure to the proxy materials. The stockholder has made a settlement demand. At this time, the Company is unable to predict the likelihood of an unfavorable outcome.

11. CONTINGENCIES

Legal Proceedings

Atachbarian

On November 15, 2021, a purported stockholder of the Company commenced an action against the Company and certain of its directors in the U.S. District Court for the District of New Jersey, entitled Atachbarian v. Advaxis, Inc., et al., No. 3:21-cv-20006. The plaintiff alleges that the defendants breached their fiduciary duties and violated Section 14(a) and Rule 20(a) of the Securities Exchange Act of 1934 and Rule 14A-9 promulgated thereunder by allegedly failing to disclose certain matters in the Registration Statement. On December 15, 2021, pursuant to an understanding reached with the plaintiff, the Company filed a Form 8-K with the SEC in which it made certain other additional disclosures that mooted the demands asserted in the complaint. On December 17, 2021, the plaintiff filed a notice of voluntary dismissal with prejudice. On February 7, 2022, the Company reached a settlement agreement, which is recorded in general and administrative expenses in the consolidated income statement.

Purported Stockholder Claims Related to Biosight Transaction

Between September 16, 2021, and November 4, 2021, the Company received demand letters on behalf of six purported stockholders of the Company, alleging that the Company failed to disclose certain matters in the Registration Statement, and demanding that the Company disclose such information in a supplemental disclosure filed with the SEC. On October 14, 2021, the Company filed an Amendment to the Registration Statement and on November 8, 2021, the Company filed a Form 8-K with the SEC in which it made certain other additional disclosures that mooted the demands asserted in the above-referenced letters. The six plaintiffs have made a settlement demand. The Company believes it has adequately accrued for a settlement, which is recorded in general and administrative expenses in the consolidated income statement.

In addition, the Company received certain additional demands from stockholders asserting that the proxy materials filed by the Company in connection with the Merger contained alleged material misstatements and/or omissions in violation of federal law. In response to these demands, the Company agreed to make, and did make, certain supplemental disclosures to the proxy materials. At this time, the Company is unable to predict the likelihood of an unfavorable outcome.

Stendhal

On September 19, 2018, Stendhal filed a Demand for Arbitration before the International Centre for Dispute Resolution (Case No. 01-18-0003-5013) relating to the Co-development and Commercialization Agreement with Especificos Stendhal SA de CV (the “Stendhal Agreement”). In the demand, Stendhal alleged that (i) the Company breached the Stendhal Agreement when it made certain statements regarding its AIM2CERV program, (ii) that Stendhal was subsequently entitled to terminate the Agreement for cause, which it did so at the time and (iii) that the Company owes Stendhal damages pursuant to the terms of the Stendhal Agreement. Stendhal is seeking to recover $3 million paid to the Company in 2017 as support payments for the AIM2CERV clinical trial along with approximately $0.3 million in expenses incurred. Stendhal is also seeking fees associated with the arbitration and interest. The Company has answered Stendhal’s Demand for Arbitration and denied that it breached the Stendhal Agreement. The Company also alleges that Stendhal breached its obligations to the Company by, among other things, failing to make support payments that became due in 2018 and that Stendhal therefore owes the Company $3 million. Advaxis is also seeking fees associated with the arbitration and interest.

From October 21-23, 2019, an evidentiary hearing for the arbitration was conducted. On April 1, 2020, the Arbitrator issued a final award denying Stendhal’s claim in full. The Arbitrator found that the Company had not repudiated the Agreement and did not owe Stendhal damages, fees, or interest associated with the arbitration. The Arbitrator also denied the Company’s claim that Stendhal breached its obligations to the Company. The parties were ordered to bear their own attorneys’ fees and evenly split administrative fees and expenses for the arbitration.